Cover	Mar. 30, 2021
Cover [Abstract]
Document Type	8-K
Entity Address, Address Line One	1100 15th Street, NW
Entity Address, City or Town	Washington,
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20005
Entity File Number	0-50231
Entity Tax Identification Number	52-0883107
City Area Code	800
Local Phone Number	232-6643
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	X1
Entity Central Index Key	0000310522
Amendment Flag	false
Entity Registrant Name	FEDERAL NATIONAL MORTGAGE ASSOCIATION FANNIE MAE
Document Period End Date	Mar. 30, 2021